As filed with the Securities and Exchange Commission on March 2, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21716

LEHMAN BROTHERS RESERVE LIQUIDITY FUNDS
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer

Lehman Brothers Reserve Liquidity Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.

K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: March 31, 2009

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Form N-Q

Lehman Brothers Reserve Liquidity Funds

Prime Reserve Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2008 (Unaudited)

Value
Investment in the Prime Master Series of the Institutional Liquidity Trust (a master portfolio in a “master-feeder” structure)	$327,524,534

Total Investments (100%)	$327,524,534

December 31, 2008 Schedule of Investments Prime Master Series (UNAUDITED)

PRINCIPAL AMOUNT		VALUE††
($000's omitted)		($000's omitted)
Commercial Paper (5.2%)
Banking (5.2%)
20,000	BNP Paribas NY, 0.01%, due 1/2/09	20,000
14,000	Thames Asset Securitization LLC, 0.25%, due 1/9/09	13,999
	Total Commercial Paper	33,999
Time Deposits (9.1%)
20,000	Branch Banking & Trust Co., Grand Cayman, 0.00%, due 1/2/09	20,000
20,000	Compass Bank, Grand Cayman, 0.01%, due 1/2/09	20,000
20,000	Marshall & Illsley Bank, Grand Cayman, 0.01%, due 1/2/09	20,000
	Total Time Deposits	60,000
Repurchase Agreements (57.5%)
178,300	Bank of America Repurchase Agreement, 0.08%, due 1/2/09, dated 12/31/08, Maturity Value $178,300,792, Collateralized by $178,798,823, Fannie Mae, 6.00%, due 10/1/38 (Collateral Value $181,866,001)	178,300
200,000	RBC Capital Repurchase Agreement, 0.10%, due 1/2/09, dated 12/31/08, Maturity Value $200,001,111, Collateralized by $216,150,633, Fannie Mae, 5.00% - 5.50%, due 7/1/28 - 5/1/38 (Collateral Value $204,000,000)	200,000
	Total Repurchase Agreements	378,300
	Total Investments (71.8%)	472,299
	Cash, receivables and other assets, less liabilities (28.2%)	185,364
	Total Net Assets (100.0%)	$657,663

See Notes to Schedule of Investments

December 31, 2008 (Unaudited)

Notes to Schedule of Investments Institutional Liquidity Trust

†† Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

The Master Series’ adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective April 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Master Series’ investments.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including the Master Series’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Master Series investments as of December 31, 2008:

Prime Master Series:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ -
Level 2 - Other Significant Observable Inputs	472,299,319
Level 3 – Significant Unobservable Inputs	-
Total	$472,299,319

For information on the Master Series’ significant accounting policies, please refer to the Master Series’ most recent financial statements.

Item 2.      Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.     Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers Reserve Liquidity Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: February 27, 2009

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: February 27, 2009